DEBT (Details) - Schedule of debt - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
DEBT (Details) - Schedule of debt [Line Items]
Long-term debt		$ 33,843	$ 33,728
Series D Due March 2022
DEBT (Details) - Schedule of debt [Line Items]
Long-term debt	[1]	27,142	26,566
Loan due May 2023 and other borrowings
DEBT (Details) - Schedule of debt [Line Items]
Long-term debt		$ 6,701	$ 7,162

[1]	Net of debt issuance costs of $741 and $1,183 in 2020 and 2019.